Annual Fund Operating Expenses	Sep. 30, 2023
Prospectus #1 | Eaton Vance Total Return Bond Fund | Class A
Operating Expenses:
Management Fees	0.45%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.16%	[1],[2]
Acquired Fund Fees and Expenses(3)	0.01%	[1]
Total Annual Fund Operating Expenses	0.87%
Expense Reimbursement(4)	(0.13%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.74%
Prospectus #1 | Eaton Vance Total Return Bond Fund | Class C
Operating Expenses:
Management Fees	0.45%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.16%	[1],[2]
Acquired Fund Fees and Expenses(3)	0.01%	[1]
Total Annual Fund Operating Expenses	1.62%
Expense Reimbursement(4)	(0.13%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.49%
Prospectus #1 | Eaton Vance Total Return Bond Fund | Class I
Operating Expenses:
Management Fees	0.45%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.16%	[1],[2]
Acquired Fund Fees and Expenses(3)	0.01%	[1]
Total Annual Fund Operating Expenses	0.62%
Expense Reimbursement(4)	(0.13%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.49%
Prospectus #1 | Eaton Vance Total Return Bond Fund | Class R6
Operating Expenses:
Management Fees	0.45%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.10%	[1],[2]
Acquired Fund Fees and Expenses(3)	0.01%	[1]
Total Annual Fund Operating Expenses	0.56%
Expense Reimbursement(4)	(0.13%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.43%
Prospectus #2 | Eaton Vance AMT-Free Municipal Income Fund
Operating Expenses:
Interest Expense	0.17%
Expenses other than Interest Expense	0.15%
Prospectus #2 | Eaton Vance AMT-Free Municipal Income Fund | Class A
Operating Expenses:
Management Fees	0.43%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.32%
Total Annual Fund Operating Expenses	1.00%
Prospectus #2 | Eaton Vance AMT-Free Municipal Income Fund | Class C
Operating Expenses:
Management Fees	0.43%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.32%
Total Annual Fund Operating Expenses	1.75%
Prospectus #2 | Eaton Vance AMT-Free Municipal Income Fund | Class I
Operating Expenses:
Management Fees	0.43%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.32%
Total Annual Fund Operating Expenses	0.75%

[1]	Estimated for Class R6.Reflects the Fund’s allocable share of the advisory fees and other expenses of an affiliated acquired fund in which it invests.
[2]	“Other Expenses” have been restated to reflect the investment in an affiliated fund for the full fiscal year.
[3]	The administrator has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.74% for Class A shares, 1.49% for Class C shares, 0.49% for Class I shares and 0.43% for Class R6 shares. This expense reimbursement will continue through February 1, 2025. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the administrator during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, the administrator may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Fund Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of the reimbursement; or (ii) the expense limit in effect at the time of recoupment.